SCHEDULE OF RECONCILIATION OF EFFECTIVE INCOME TAX (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2024 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Dec. 31, 2023 HKD ($)
Income Tax Disclosure [Abstract]
Income (loss) before provision for income taxes	$ 4,042,361	$ (993,631)	$ (7,750,311)	$ 7,015,621
Tax (benefit) at the domestic income tax rate	666,990	(163,949)	(1,278,801)	1,157,578
Effect of Hong Kong graduated rates	(165,000)	(21,154)	(165,000)	(165,000)
Effect of non-deductible expenses	5,764	215,139	1,678,075
Effect of non-taxable income	(27,028)	(442)	(3,448)	(48,202)
Effect of utilization of tax losses brought forward	(87,486)	(5,728)	(44,675)	(212,111)
Effect of tax losses not recognized				22,714
Income tax expense	$ 393,240	$ 23,866	$ 186,151	$ 754,979